JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Aerospace & Defense — 1.4%
AAR Corp.	14	250
Aerojet Rocketdyne Holdings, Inc. *	27	1,129
Axon Enterprise, Inc. *	3	177
Curtiss-Wright Corp.	34	3,179
Moog, Inc., Class A	20	1,015
Teledyne Technologies, Inc. * (a)	13	3,805
Triumph Group, Inc.	16	110

		9,665

Air Freight & Logistics — 0.8%
Echo Global Logistics, Inc. *	10	171
Forward Air Corp.	11	562
Hub Group, Inc., Class A *	62	2,831
XPO Logistics, Inc. * (a)	36	1,755

		5,319

Airlines — 0.3%
Hawaiian Holdings, Inc.	19	200
JetBlue Airways Corp. *	184	1,646
SkyWest, Inc. (a)	19	487

		2,333

Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc. *	50	179
Cooper Tire & Rubber Co.	19	307
Dana, Inc.	201	1,566
Garrett Motion, Inc. (Switzerland) * (a)	120	344
Gentex Corp.	176	3,902
Goodyear Tire & Rubber Co. (The)	83	485
LCI Industries	10	662
Lear Corp.	38	3,079

		10,524

Automobiles — 0.2%
Thor Industries, Inc. (a)	22	913
Winnebago Industries, Inc.	11	292

		1,205

Banks — 6.4%
Ameris Bancorp	11	271
Associated Banc-Corp.	127	1,627
BancorpSouth Bank	37	708
Bank OZK (a)	44	735
Banner Corp.	51	1,683
Berkshire Hills Bancorp, Inc.	52	777
Boston Private Financial Holdings, Inc.	27	191
Brookline Bancorp, Inc.	25	284
Cathay General Bancorp	27	627
CIT Group, Inc.	37	639
Columbia Banking System, Inc.	22	585
Commerce Bancshares, Inc.	40	1,990
Cullen/Frost Bankers, Inc.	9	491
Customers Bancorp, Inc. *	110	1,201
Dime Community Bancshares, Inc.	26	354
East West Bancorp, Inc.	104	2,668
First BanCorp (Puerto Rico)	261	1,388
First Commonwealth Financial Corp.	38	347
First Financial Bancorp	15	225
First Horizon National Corp.	268	2,162
First Midwest Bancorp, Inc.	128	1,697
FNB Corp.	115	845
Fulton Financial Corp.	72	822
Great Western Bancorp, Inc.	24	481
Hancock Whitney Corp.	75	1,462
Hanmi Financial Corp.	48	525
Hope Bancorp, Inc.	56	464
International Bancshares Corp. (a)	19	508
NBT Bancorp, Inc.	12	386
OFG Bancorp (Puerto Rico)	18	205
Opus Bank	7	120
Pacific Premier Bancorp, Inc.	79	1,496
PacWest Bancorp	43	773
Pinnacle Financial Partners, Inc.	26	974
Prosperity Bancshares, Inc.	17	810
Signature Bank	36	2,902
Sterling Bancorp	77	808
Synovus Financial Corp.	59	1,029
TCF Financial Corp.	57	1,290
Texas Capital Bancshares, Inc. *	18	399
Trustmark Corp.	22	522
UMB Financial Corp.	13	584
Umpqua Holdings Corp.	81	882
United Community Banks, Inc.	97	1,768
Valley National Bancorp	117	852
Veritex Holdings, Inc.	7	94
Webster Financial Corp.	33	756
Wintrust Financial Corp.	43	1,410

		43,817

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A * (a)	2	772
Coca-Cola Consolidated, Inc.	2	313

		1,085

Biotechnology — 1.9%
Acorda Therapeutics, Inc. * (a)	40	37
Arrowhead Pharmaceuticals, Inc. *	55	1,582
Eagle Pharmaceuticals, Inc. *	38	1,762
Emergent BioSolutions, Inc. *	5	295
Momenta Pharmaceuticals, Inc. *	102	2,783
Myriad Genetics, Inc. * (a)	23	335
REGENXBIO, Inc. *	79	2,571
Spectrum Pharmaceuticals, Inc. * (a)	110	255
United Therapeutics Corp. *	35	3,304

		12,924

Building Products — 1.1%
American Woodmark Corp. *	6	255
Apogee Enterprises, Inc.	10	206
Gibraltar Industries, Inc. *	13	541
Insteel Industries, Inc.	7	97
Lennox International, Inc.	9	1,592
Owens Corning	40	1,537
Patrick Industries, Inc.	10	268
PGT Innovations, Inc. * (a)	48	406
Quanex Building Products Corp.	104	1,050
Universal Forest Products, Inc.	32	1,203

		7,155

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	12	698
Blucora, Inc. *	44	525
Eaton Vance Corp.	43	1,380
Evercore, Inc., Class A	22	1,023
FactSet Research Systems, Inc.	14	3,650
Federated Hermes, Inc., Class B	47	897
INTL. FCStone, Inc. *	6	207
Janus Henderson Group plc (United Kingdom) (a)	57	876
Legg Mason, Inc.	66	3,214
Piper Sandler Cos. (a)	6	298
SEI Investments Co.	87	4,034
Stifel Financial Corp.	53	2,201
Virtus Investment Partners, Inc.	3	236

		19,239

Chemicals — 2.4%
Cabot Corp.	31	821
FutureFuel Corp.	118	1,329
Hawkins, Inc.	3	121
HB Fuller Co.	19	528
Ingevity Corp. *	15	517
Innospec, Inc.	10	660
Koppers Holdings, Inc. *	43	528
Kraton Corp. *	22	178
Minerals Technologies, Inc.	13	477
NewMarket Corp.	2	728
PolyOne Corp.	55	1,040
RPM International, Inc.	54	3,231
Scotts Miracle-Gro Co. (The) (a)	15	1,505
Sensient Technologies Corp.	9	409
Stepan Co.	17	1,519
Trinseo SA	15	264
Valvoline, Inc.	178	2,329

		16,184

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	24	594
Brady Corp., Class A	19	862
Brink’s Co. (The)	18	921
Clean Harbors, Inc. *	19	976
Deluxe Corp.	16	415
Harsco Corp. *	30	208
Herman Miller, Inc.	80	1,775
HNI Corp.	19	488
Interface, Inc.	23	171
MSA Safety, Inc.	11	1,073
Pitney Bowes, Inc.	54	109
RR Donnelley & Sons Co.	67	64
Tetra Tech, Inc.	20	1,446
UniFirst Corp.	6	891

		9,993

Communications Equipment — 0.9%
ADTRAN, Inc.	81	623
Ciena Corp. *	36	1,413
Comtech Telecommunications Corp.	11	149
Digi International, Inc. *	48	457
InterDigital, Inc. (a)	12	513
Lumentum Holdings, Inc. *	32	2,344
Viavi Solutions, Inc. *	78	879

		6,378

Construction & Engineering — 1.5%
AECOM *	95	2,841
Aegion Corp. *	9	167
Arcosa, Inc.	19	743
Comfort Systems USA, Inc.	35	1,273
EMCOR Group, Inc.	42	2,586
MasTec, Inc. * (a)	62	2,026
Valmont Industries, Inc.	8	805

		10,441

Construction Materials — 0.3%
Eagle Materials, Inc.	21	1,227
US Concrete, Inc. *	33	604

		1,831

Consumer Finance — 0.6%
Encore Capital Group, Inc. * (a)	58	1,356
Enova International, Inc. *	12	178
EZCORP, Inc., Class A *	32	132
LendingTree, Inc. * (a)	3	459
Navient Corp.	86	651
SLM Corp.	153	1,102

		3,878

Containers & Packaging — 0.5%
AptarGroup, Inc.	3	269
Greif, Inc., Class A	19	582
Silgan Holdings, Inc.	65	1,886
Sonoco Products Co.	14	630

		3,367

Distributors — 0.2%
Pool Corp.	9	1,673

Diversified Consumer Services — 0.9%
American Public Education, Inc. *	29	689
Graham Holdings Co., Class B	2	648
Grand Canyon Education, Inc. * (a)	2	160
Perdoceo Education Corp. * (a)	29	314
Service Corp. International (a)	72	2,804
Strategic Education, Inc.	8	1,104
WW International, Inc. *	19	320

		6,039

Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	95	1,293

Diversified Telecommunication Services — 0.1%
ATN International, Inc.	4	211
Vonage Holdings Corp. *	90	652

		863

Electric Utilities — 1.8%
ALLETE, Inc. (a)	41	2,500
Hawaiian Electric Industries, Inc.	79	3,401
IDACORP, Inc.	43	3,807
OGE Energy Corp.	86	2,650

		12,358

Electrical Equipment — 1.5%
Acuity Brands, Inc.	14	1,199
Encore Wire Corp.	26	1,079
EnerSys	16	808

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Generac Holdings, Inc. *	8	764
Hubbell, Inc.	20	2,247
nVent Electric plc	60	1,007
Powell Industries, Inc.	20	516
Regal Beloit Corp.	47	2,943

		10,563

Electronic Equipment, Instruments & Components — 4.8%
Anixter International, Inc. *	10	914
Arrow Electronics, Inc. *	72	3,732
Avnet, Inc.	99	2,481
Bel Fuse, Inc., Class B	26	251
Belden, Inc. (a)	14	491
Benchmark Electronics, Inc.	13	266
Cognex Corp.	35	1,482
Coherent, Inc. *	8	851
ePlus, Inc. *	15	933
Fabrinet (Thailand) *	45	2,428
Insight Enterprises, Inc. * (a)	24	1,024
Itron, Inc. *	24	1,334
Jabil, Inc.	94	2,320
Littelfuse, Inc.	8	1,002
Methode Electronics, Inc.	58	1,526
National Instruments Corp.	69	2,276
OSI Systems, Inc. *	6	420
Sanmina Corp. *	60	1,648
SYNNEX Corp.	17	1,272
Tech Data Corp. *	14	1,819
Trimble, Inc. *	71	2,252
TTM Technologies, Inc. *	31	315
Vishay Intertechnology, Inc.	95	1,369

		32,406

Energy Equipment & Services — 0.3%
Apergy Corp. * (a)	29	165
Archrock, Inc.	48	181
Era Group, Inc. *	31	164
Exterran Corp. *	10	50
Helix Energy Solutions Group, Inc. *	30	50
Matrix Service Co. *	22	207
Newpark Resources, Inc. * (a)	32	29
Oceaneering International, Inc. *	38	112
Oil States International, Inc. *	23	46
Patterson-UTI Energy, Inc.	78	184
ProPetro Holding Corp. *	93	232
SEACOR Holdings, Inc. *	6	156
TETRA Technologies, Inc. *	47	15
Transocean Ltd. * (a)	182	211

		1,802

Entertainment — 0.1%
Cinemark Holdings, Inc. (a)	38	391

Equity Real Estate Investment Trusts (REITs) — 8.7%
Acadia Realty Trust	19	233
Agree Realty Corp.	6	340
Alexander & Baldwin, Inc.	27	298
American Assets Trust, Inc.	53	1,325
American Campus Communities, Inc.	73	2,025
Armada Hoffler Properties, Inc.	152	1,627
Brixmor Property Group, Inc.	139	1,318
Camden Property Trust	54	4,283
CareTrust REIT, Inc.	53	787
Chatham Lodging Trust	15	87
CoreSite Realty Corp.	4	498
Corporate Office Properties Trust	107	2,378
Cousins Properties, Inc.	101	2,967
CyrusOne, Inc.	43	2,637
DiamondRock Hospitality Co.	130	660
Diversified Healthcare Trust	38	137
Douglas Emmett, Inc.	114	3,484
EastGroup Properties, Inc.	14	1,494
EPR Properties	28	674
Essential Properties Realty Trust, Inc. (a)	62	811
First Industrial Realty Trust, Inc.	45	1,505
Four Corners Property Trust, Inc.	62	1,168
GEO Group, Inc. (The)	15	179
Getty Realty Corp.	56	1,324
Highwoods Properties, Inc.	58	2,037
Innovative Industrial Properties, Inc. (a)	4	311
JBG SMITH Properties	20	630
Kilroy Realty Corp.	19	1,227
Kite Realty Group Trust	32	304
Life Storage, Inc.	33	3,120
Medical Properties Trust, Inc.	202	3,491
National Retail Properties, Inc.	57	1,832
National Storage Affiliates Trust	38	1,116
Office Properties Income Trust	32	872
Omega Healthcare Investors, Inc.	83	2,211
Park Hotels & Resorts, Inc.	91	722
Pebblebrook Hotel Trust	52	564
PotlatchDeltic Corp.	34	1,053
PS Business Parks, Inc.	2	325
Rayonier, Inc.	31	739
Sabra Health Care REIT, Inc.	118	1,291
Saul Centers, Inc.	4	134
Service Properties Trust	103	554
Spirit Realty Capital, Inc.	83	2,176
Uniti Group, Inc.	18	110
Urban Edge Properties (a)	60	532
Urstadt Biddle Properties, Inc., Class A	11	161
Weingarten Realty Investors	64	926
Xenia Hotels & Resorts, Inc.	73	752

		59,429

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	13	236
BJ’s Wholesale Club Holdings, Inc. *	43	1,100
Casey’s General Stores, Inc.	1	133
SpartanNash Co.	58	833
Sprouts Farmers Market, Inc. *	47	872

		3,174

Food Products — 1.5%
Darling Ingredients, Inc. * (a)	56	1,064
Flowers Foods, Inc.	90	1,837
Ingredion, Inc.	26	1,930
J&J Snack Foods Corp. (a)	2	266
John B Sanfilippo & Son, Inc.	4	340
Pilgrim’s Pride Corp. *	21	386
Post Holdings, Inc. *	40	3,294
Seneca Foods Corp., Class A *	10	415
TreeHouse Foods, Inc. *	21	914

		10,446

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Gas Utilities — 1.2%
National Fuel Gas Co.	37	1,377
New Jersey Resources Corp.	32	1,098
Southwest Gas Holdings, Inc.	29	2,035
UGI Corp.	142	3,779

		8,289

Health Care Equipment & Supplies — 4.0%
CONMED Corp.	9	504
Cutera, Inc. *	6	74
Globus Medical, Inc., Class A *	27	1,153
Haemonetics Corp. *	21	2,113
Hill-Rom Holdings, Inc.	33	3,290
ICU Medical, Inc. *	6	1,130
Inogen, Inc. *	8	398
Integer Holdings Corp. *	31	1,917
Integra LifeSciences Holdings Corp. *	25	1,112
Lantheus Holdings, Inc. *	55	699
LivaNova plc *	16	701
Masimo Corp. *	27	4,818
Meridian Bioscience, Inc. *	21	173
Natus Medical, Inc. *	12	287
NuVasive, Inc. *	17	866
OraSure Technologies, Inc. *	20	210
Orthofix Medical, Inc. *	17	485
Penumbra, Inc. * (a)	12	1,984
Varex Imaging Corp. *	13	304
West Pharmaceutical Services, Inc.	33	4,979

		27,197

Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc. *	16	301
Amedisys, Inc. *	13	2,349
AMN Healthcare Services, Inc. *	17	992
BioTelemetry, Inc. * (a)	25	974
Chemed Corp.	10	4,462
Encompass Health Corp.	23	1,485
Ensign Group, Inc. (The) (a)	58	2,170
HealthEquity, Inc. *	24	1,209
LHC Group, Inc. *	12	1,640
Magellan Health, Inc. *	53	2,548
MEDNAX, Inc. * (a)	110	1,284
Molina Healthcare, Inc. *	25	3,478
Owens & Minor, Inc. (a)	228	2,083
Pennant Group, Inc. (The) *	29	409
Select Medical Holdings Corp. *	138	2,075
Tenet Healthcare Corp. *	46	664
Tivity Health, Inc. * (a)	83	519

		28,642

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	69	482
HealthStream, Inc. *	11	252
HMS Holdings Corp. *	58	1,456
NextGen Healthcare, Inc. *	18	186
Omnicell, Inc. * (a)	15	957

		3,333

Hotels, Restaurants & Leisure — 2.6%
BJ’s Restaurants, Inc.	8	117
Bloomin’ Brands, Inc.	218	1,554
Boyd Gaming Corp.	64	929
Brinker International, Inc.	13	161
Cheesecake Factory, Inc. (The) (a)	17	296
Cracker Barrel Old Country Store, Inc. (a)	6	476
Dave & Buster’s Entertainment, Inc. (a)	12	162
Dine Brands Global, Inc.	6	175
Domino’s Pizza, Inc.	15	4,926
Dunkin’ Brands Group, Inc.	30	1,567
Jack in the Box, Inc.	9	312
Marriott Vacations Worldwide Corp.	14	800
Penn National Gaming, Inc. * (a)	115	1,457
Ruth’s Hospitality Group, Inc. (a)	8	53
Scientific Games Corp. * (a)	22	213
Six Flags Entertainment Corp.	29	364
Texas Roadhouse, Inc.	23	964
Wendy’s Co. (The)	67	1,003
Wyndham Destinations, Inc.	88	1,905

		17,434

Household Durables — 1.6%
Helen of Troy Ltd. *	12	1,798
Installed Building Products, Inc. *	8	311
KB Home	94	1,696
La-Z-Boy, Inc.	16	335
M/I Homes, Inc. *	10	157
MDC Holdings, Inc.	19	429
Meritage Homes Corp. *	21	774
Taylor Morrison Home Corp. *	46	502
Tempur Sealy International, Inc. *	17	747
Toll Brothers, Inc.	49	934
TopBuild Corp. *	22	1,540
TRI Pointe Group, Inc. *	186	1,629
Tupperware Brands Corp. (a)	54	87
Universal Electronics, Inc. *	5	199

		11,138

Household Products — 0.3%
Central Garden & Pet Co. *	36	998
Central Garden & Pet Co., Class A *	16	417
Energizer Holdings, Inc.	23	705

		2,120

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	21	2,660

Insurance — 4.8%
Alleghany Corp.	6	3,570
Ambac Financial Group, Inc. *	33	405
American Equity Investment Life Holding Co.	50	942
American Financial Group, Inc.	49	3,432
Brighthouse Financial, Inc. *	41	991
Brown & Brown, Inc.	78	2,816
CNO Financial Group, Inc.	56	694
First American Financial Corp.	83	3,524
Hanover Insurance Group, Inc. (The)	33	2,965
HCI Group, Inc. (a)	2	97
Kemper Corp.	29	2,164
Mercury General Corp.	10	415
Old Republic International Corp.	195	2,980
Primerica, Inc.	16	1,380

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Reinsurance Group of America, Inc.	23	1,927
RenaissanceRe Holdings Ltd. (Bermuda)	17	2,508
Selective Insurance Group, Inc.	19	928
Stewart Information Services Corp.	9	227
Third Point Reinsurance Ltd. (Bermuda) *	78	575

		32,540

Interactive Media & Services — 0.3%
QuinStreet, Inc. *	47	379
TripAdvisor, Inc. (a)	73	1,266
Yelp, Inc. *	27	489

		2,134

Internet & Direct Marketing Retail — 0.9%
Etsy, Inc. * (a)	65	2,506
Grubhub, Inc. *	13	513
PetMed Express, Inc. (a)	9	248
Stamps.com, Inc. *	22	2,914

		6,181

IT Services — 3.3%
CACI International, Inc., Class A *	20	4,120
Cardtronics plc, Class A *	16	330
CoreLogic, Inc.	30	910
EVERTEC, Inc. (Puerto Rico)	79	1,784
ExlService Holdings, Inc. *	12	643
KBR, Inc.	123	2,533
ManTech International Corp., Class A	11	821
MAXIMUS, Inc.	23	1,333
NIC, Inc.	24	561
Perficient, Inc. *	12	331
Perspecta, Inc.	156	2,836
Sabre Corp.	184	1,090
Science Applications International Corp.	18	1,328
Sykes Enterprises, Inc. *	71	1,930
Unisys Corp. * (a)	43	531
WEX, Inc. *	15	1,537

		22,618

Leisure Products — 0.3%
Brunswick Corp.	32	1,118
Mattel, Inc. * (a)	8	73
Polaris, Inc.	23	1,087

		2,278

Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A *	8	2,664
Bio-Techne Corp.	14	2,598
Charles River Laboratories International, Inc. *	19	2,411
Medpace Holdings, Inc. *	20	1,438
PRA Health Sciences, Inc. *	21	1,752
Syneos Health, Inc. * (a)	25	978

		11,841

Machinery — 4.0%
AGCO Corp.	38	1,815
Albany International Corp., Class A	10	473
Barnes Group, Inc.	17	728
Chart Industries, Inc. *	12	336
Colfax Corp. *	32	630
Crane Co.	54	2,637
Federal Signal Corp.	21	560
Greenbrier Cos., Inc. (The)	50	883
Hillenbrand, Inc.	37	713
ITT, Inc.	71	3,221
John Bean Technologies Corp.	12	899
Lydall, Inc. *	8	50
Meritor, Inc. * (a)	28	364
Mueller Industries, Inc.	37	879
Oshkosh Corp. (a)	53	3,416
SPX Corp. *	18	574
SPX FLOW, Inc. *	15	435
Standex International Corp.	5	225
Terex Corp.	64	914
Timken Co. (The)	73	2,376
Toro Co. (The)	28	1,810
Wabash National Corp.	137	986
Watts Water Technologies, Inc., Class A	10	821
Woodward, Inc.	21	1,230

		26,975

Marine — 0.1%
Matson, Inc. (a)	16	499

Media — 1.6%
AMC Networks, Inc., Class A *	71	1,736
Cable One, Inc.	2	2,795
EW Scripps Co. (The), Class A	21	158
Gannett Co., Inc.	92	137
John Wiley & Sons, Inc., Class A	70	2,613
Meredith Corp. (a)	54	660
New York Times Co. (The), Class A (a)	15	445
TEGNA, Inc. (a)	201	2,178

		10,722

Metals & Mining — 2.1%
Carpenter Technology Corp.	7	129
Cleveland-Cliffs, Inc. (a)	125	492
Commercial Metals Co.	142	2,237
Haynes International, Inc.	10	214
Kaiser Aluminum Corp.	6	434
Materion Corp.	13	438
Reliance Steel & Aluminum Co.	46	4,063
Royal Gold, Inc.	8	737
Steel Dynamics, Inc.	133	2,992
SunCoke Energy, Inc.	39	148
Warrior Met Coal, Inc.	124	1,311
Worthington Industries, Inc.	41	1,072

		14,267

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance, Inc.	54	399
ARMOUR Residential REIT, Inc.	23	200
Capstead Mortgage Corp.	94	394
Invesco Mortgage Capital, Inc.	75	257
PennyMac Mortgage Investment Trust	117	1,239
Redwood Trust, Inc. (a)	322	1,629

		4,118

Multiline Retail — 0.0%(b)
Dillard’s, Inc., Class A (a)	7	262

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multi-Utilities — 1.0%
Avista Corp.	8	323
Black Hills Corp.	23	1,441
MDU Resources Group, Inc.	155	3,341
NorthWestern Corp.	25	1,492

		6,597

Oil, Gas & Consumable Fuels — 1.0%
Callon Petroleum Co. *	52	29
CNX Resources Corp. *	72	384
EQT Corp.	101	713
Green Plains, Inc.	14	67
Murphy Oil Corp. (a)	67	412
Par Pacific Holdings, Inc. * (a)	103	728
PBF Energy, Inc., Class A	155	1,100
PDC Energy, Inc. *	37	227
Renewable Energy Group, Inc. * (a)	17	351
REX American Resources Corp. *	2	112
Southwestern Energy Co. * (a)	177	299
World Fuel Services Corp. (a)	81	2,036
WPX Energy, Inc. * (a)	184	561

		7,019

Paper & Forest Products — 0.6%
Boise Cascade Co.	53	1,248
Domtar Corp.	60	1,302
Louisiana-Pacific Corp.	63	1,084
Mercer International, Inc. (Germany)	18	127
PH Glatfelter Co.	17	202
Schweitzer-Mauduit International, Inc.	12	335

		4,298

Personal Products — 0.2%
Edgewell Personal Care Co. *	20	491
Medifast, Inc. (a)	5	296
Nu Skin Enterprises, Inc., Class A	21	457
USANA Health Sciences, Inc. * (a)	4	237

		1,481

Pharmaceuticals — 1.0%
Catalent, Inc. *	57	2,982
Endo International plc *	278	1,030
Lannett Co., Inc. * (a)	246	1,710
Prestige Consumer Healthcare, Inc. *	20	745
Supernus Pharmaceuticals, Inc. *	17	311

		6,778

Professional Services — 1.1%
ASGN, Inc. *	20	714
FTI Consulting, Inc. *	14	1,685
Heidrick & Struggles International, Inc.	44	997
Kelly Services, Inc., Class A	14	180
Korn Ferry	52	1,265
ManpowerGroup, Inc.	42	2,241
Resources Connection, Inc.	41	453
TrueBlue, Inc. *	12	151

		7,686

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	20	2,028
RE/MAX Holdings, Inc., Class A	8	171
Realogy Holdings Corp. (a)	171	515

		2,714

Road & Rail — 0.6%
ArcBest Corp.	82	1,431
Landstar System, Inc.	28	2,681

		4,112

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. *	15	722
Axcelis Technologies, Inc. *	13	231
Cabot Microelectronics Corp.	8	895
Cirrus Logic, Inc. *	22	1,414
Cohu, Inc.	15	184
Cree, Inc. * (a)	24	833
Cypress Semiconductor Corp.	132	3,078
FormFactor, Inc. *	31	615
Ichor Holdings Ltd. *	9	178
Kulicke & Soffa Industries, Inc. (Singapore)	82	1,712
MKS Instruments, Inc. (a)	27	2,222
Rambus, Inc. *	119	1,323
Semtech Corp . *	24	908
SMART Global Holdings, Inc. *	47	1,137
Synaptics, Inc. *	27	1,534
Teradyne, Inc.	74	4,003
Ultra Clean Holdings, Inc. *	28	391
Universal Display Corp.	17	2,174
Veeco Instruments, Inc. *	2	24
Xperi Corp.	129	1,800

		25,378

Software — 3.4%
ACI Worldwide, Inc. * (a)	44	1,065
Bottomline Technologies DE, Inc. *	12	454
CDK Global, Inc.	67	2,204
CommVault Systems, Inc. *	18	721
Fair Isaac Corp. *	10	3,155
j2 Global, Inc.	17	1,287
LogMeIn, Inc.	16	1,366
Manhattan Associates, Inc. *	34	1,704
Progress Software Corp.	24	774
PTC, Inc. *	54	3,287
Qualys, Inc. *	12	1,009
SPS Commerce, Inc. *	14	633
TiVo Corp.	68	483
Tyler Technologies, Inc. *	17	4,923

		23,065

Specialty Retail — 2.1%
Aaron’s, Inc.	24	543
American Eagle Outfitters, Inc.	59	472
Asbury Automotive Group, Inc. *	7	392
AutoNation, Inc. *	23	640
Bed Bath & Beyond, Inc. (a)	124	520
Boot Barn Holdings, Inc. *	10	133
Buckle, Inc. (The) (a)	12	160
Caleres, Inc. (a)	17	88
Cato Corp. (The), Class A	41	436
Children’s Place, Inc. (The) (a)	6	122
Dick’s Sporting Goods, Inc. (a)	24	504
Express, Inc. * (a)	25	37
Five Below, Inc. *	3	204
Foot Locker, Inc.	41	897
Genesco, Inc. *	21	282

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Group 1 Automotive, Inc.	8	334
Haverty Furniture Cos., Inc. (a)	6	69
Hibbett Sports, Inc. * (a)	61	662
Lithia Motors, Inc., Class A (a)	20	1,603
Michaels Cos., Inc. (The) *	37	60
Murphy USA, Inc. *	11	953
Office Depot, Inc.	518	850
Rent-A-Center, Inc.	78	1,097
RH *(a)	6	613
Sally Beauty Holdings, Inc. * (a)	34	271
Signet Jewelers Ltd. (a)	82	531
Tailored Brands, Inc. (a)	16	28
Urban Outfitters, Inc. * (a)	17	238
Williams-Sonoma, Inc.	30	1,267
Zumiez, Inc. *	30	520

		14,526

Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. *	31	110
NCR Corp. *	50	883

		993

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	17	1,104
Crocs, Inc. *	27	457
Deckers Outdoor Corp. *	22	2,948
Fossil Group, Inc. *(a)	19	64
G-III Apparel Group Ltd. *	15	118
Skechers U.S.A., Inc., Class A *	48	1,141
Steven Madden Ltd.	29	677
Wolverine World Wide, Inc.	9	138

		6,647

Thrifts & Mortgage Finance — 0.6%
Flagstar Bancorp, Inc.	13	260
HomeStreet, Inc.	9	207
Meta Financial Group, Inc.	12	256
New York Community Bancorp, Inc.	94	882
NMI Holdings, Inc., Class A *	50	576
TrustCo Bank Corp. (a)	149	808
Walker & Dunlop, Inc.	26	1,043

		4,032

Tobacco — 0.3%
Universal Corp.	10	424
Vector Group Ltd.	195	1,840

		2,264

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	14	640
DXP Enterprises, Inc. *	5	56
GMS, Inc. *	63	993
Kaman Corp.	36	1,366
MSC Industrial Direct Co., Inc., Class A	17	907
NOW, Inc. *	116	599
Veritiv Corp. * (a)	24	190
Watsco, Inc.	3	411

		5,162

Water Utilities — 0.2%
American States Water Co.	13	1,041
Essential Utilities, Inc.	4	159

		1,200

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	31	329
Telephone & Data Systems, Inc.	74	1,244

		1,573

TOTAL COMMON STOCKS (Cost $723,463)		666,548

	No. of Rights (000)
RIGHTS — 0.0%(b)
Chemicals — 0.0%(b)
Schulman, Inc., CVR *‡ (Cost $—)	28	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 5.2%
INVESTMENT COMPANIES — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (d) (e) (Cost $12,554)	12,563	12,564

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (d) (e)	14,006	14,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (d) (e)	9,119	9,119

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $23,128)		23,122

TOTAL SHORT-TERM INVESTMENTS (Cost $35,682)		35,686

Total Investments — 102.9% (Cost $759,145)		702,234
Liabilities in Excess of Other Assets — (2.9)%		(19,905)

Net Assets — 100.0%		682,329

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $21,880,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	10	06/2020	USD	575	11
S&P Midcap 400 E-Mini Index	12	06/2020	USD	1,728	34

					45

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$702,234	$—	$—	(b)	$702,234

Appreciation in Other Financial Instruments
Futures Contracts (c)	$45	$—	$—		$45

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.
(c)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$9,338	$256,561	$253,340	$(4)	$9	$12,564	12,563	$310	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	58,018	39,001	82,999	(3)	(14)	14,003	14,006	595	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	14,456	165,342	170,679	—	—	9,119	9,119	135	—

Total	$81,812	$460,904	$507,018	$(7)	$(5)	$35,686		$1,040	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.